Significant Accounting Policies - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of voluntary change in accounting policy [line items]
Non-cancellable operating lease commitments	£ 535,665	£ 1,279,061
Right-of-use asset	2,551,810
Lease liability	2,533,647
Lease liability incentives	32,090
Short-term leases and leases of low-value assets	0
Reduce in cash used in operating activities	(23,137,113)	(32,147,971)	£ (29,662,174)
Increase in net cash used in financing activities	£ (2,073,309)	£ 33,743,245	£ 68,356,519
Losses surrendered for cash rebate percentage of eligible expenditures	33.35%
Percentage of rent discount received from landlord	50.00%
Effective interest rate	10.00%
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of voluntary change in accounting policy [line items]
Decrease in other expenses	£ (1,093,920)
Increase in depreciation	696,948
Increase in interest expense	322,662
Reduce in cash used in operating activities	(932,268)
Increase in net cash used in financing activities	£ 932,268